NET INCOME (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME (LOSS) PER ORDINARY SHARE
NET INCOME (LOSS) PER ORDINARY SHARE

18. NET INCOME (LOSS) PER ORDINARY SHARE

The following table sets forth the basic and diluted net income (loss) per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to ordinary shareholders	168,652,466	225,820,409	(49,462,929)

Denominator:
Weighted average number of ordinary shares outstanding	150,775,447	153,174,715	154,109,051
Weighted average number of ordinary shares equivalents outstanding	121,965	497,643	1,067,871

Denominator for basic net income (loss) per ordinary share	150,897,412	153,672,358	155,176,922
Dilutive effect of outstanding share options	4,900,551	4,366,690	—
Dilutive effect of unvested restricted share units	2,037,905	2,421,928	—

Denominator for diluted net income (loss) per ordinary share	157,835,868	160,460,976	155,176,922

Net income (loss) per ordinary share
—Basic	1.12	1.47	(0.32)
—Diluted	1.07	1.41	(0.32)

Securities that could potentially dilute basic net income per share in the future that were not included in the computation of diluted net income (loss) per share because to do so would have been antidilutive for the years ended December 31, 2020, 2021 and 2022 are as follow:

	For the Year Ended
	December 31,
	2020	2021	2022
Share options	—	—	4,414,608
Unvested restricted share units	66,800	—	3,890,658